Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement of comprehensive income [abstract]
Net profit for the year	¥ 230,166	¥ 376,171	¥ 44,290
Items that will not be reclassified to profit or loss:
Changes in fair value of financial assets measured at fair value through other comprehensive income	(14,626)	61,866	(3,512)
Remeasurement of defined benefit pension plans	20,783	4,866	(6,398)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	6,158	66,732	(9,910)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	583,969	309,304	(207,072)
Cash flow hedges	2,173	(45,345)	(25,689)
Hedging cost	2,457	(9,147)	(857)
Share of other comprehensive loss of investments accounted for using the equity method	(497)	(299)	(181)
Other comprehensive income that will be reclassified to profit or loss, net of tax	588,103	254,513	(233,799)
Other comprehensive income (loss) for the year, net of tax	594,261	321,245	(243,709)
Total comprehensive income (loss) for the year	824,427	697,416	(199,419)
Attributable to:
Owners of the Company	824,258	697,202	(199,569)
Non-controlling interests	168	214	150
Total comprehensive income (loss) for the year	¥ 824,427	¥ 697,416	¥ (199,419)